September 12, 2011

Securities and Exchange Commission

Via EDGAR

Re:	Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing

Principal Funds, Inc. (“the Registrant”) is incorporating by reference the supplement filed on August 29, 2011
(SEC Accession No. 0000898745-11-000568).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A Items 2-4 in the supplement that the Registrant is incorporating by reference.